Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

BB&T utilizes a variety of financial instruments to meet the financing needs of clients and to reduce exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit, letters of credit and financial guarantees and derivatives. BB&T also has commitments to fund certain affordable housing investments and contingent liabilities related to certain sold loans.

Commitments to extend, originate or purchase credit are primarily lines of credit to businesses and consumers and have specified rates and maturity dates. Many of these commitments also have adverse change clauses, which allow BB&T to cancel the commitment due to deterioration in the borrowers’ creditworthiness.

	December 31,
	2016	2015
	(Dollars in millions)
Letters of credit	$2,786	$3,033
Carrying amount of the liability for letters of credit	27	27

Investments in affordable housing and historic building rehabilitation projects:
Carrying amount	1,719	1,629
Amount of future funding commitments included in carrying amount	738	654
Lending exposure	495	292
Tax credits subject to recapture	413	355

Private equity investments	362	289
Future funding commitments to private equity investments	197	231

Letters of credit and financial guarantees written are unconditional commitments issued by BB&T to guarantee the performance of a customer to a third party. These guarantees are primarily issued to support borrowing arrangements, including commercial paper issuance, bond financing and similar transactions, the majority of which are to tax exempt entities. The credit risk involved in the issuance of these guarantees is essentially the same as that involved in extending loans to clients and as such, the instruments are collateralized when necessary.

BB&T invests in certain affordable housing and historic building rehabilitation projects throughout its market area as a means of supporting local communities. BB&T receives tax credits related to these investments. BB&T typically acts as a limited partner in these investments and does not exert control over the operating or financial policies of the partnerships. BB&T typically provides financing during the construction and development of the properties; however, permanent financing is generally obtained from independent third parties upon completion of a project. Tax credits are subject to recapture by taxing authorities based on compliance features required to be met at the project level. BB&T’s maximum potential exposure to losses relative to investments in VIEs is generally limited to the sum of the outstanding balance, future funding commitments and any related loans to the entity. Loans to these entities are underwritten in substantially the same manner as are other loans and are generally secured.

BB&T has investments in and future funding commitments to certain private equity investments. The majority of these investments are private equity funds that are consolidated into BB&T's financial statements. The risk exposure relating to such commitments is generally limited to the amount of investments and future funding commitments made.

BB&T has sold certain mortgage-related loans that contain recourse provisions. These provisions generally require BB&T to reimburse the investor for a share of any loss that is incurred after the disposal of the property. BB&T also issues standard representations and warranties related to mortgage loan sales to GSEs. Refer to the "Loan Servicing" note in the "Notes to Consolidated Financial Statements" for additional disclosures related to these exposures.

In the ordinary course of business, BB&T indemnifies its officers and directors to the fullest extent permitted by law against liabilities arising from pending litigation. BB&T also issues standard representations and warranties in underwriting agreements, merger and acquisition agreements, loan sales, brokerage activities and other similar arrangements. Counterparties in many of these indemnification arrangements provide similar indemnifications to BB&T. Although these agreements often do not specify limitations, BB&T does not believe that any payments related to these guarantees would materially change the financial position or results of operations of BB&T.

Legal Proceedings

The nature of BB&T’s business ordinarily results in a certain amount of claims, litigation, investigations and legal and administrative cases and proceedings, all of which are considered incidental to the normal conduct of business. BB&T believes it has meritorious defenses to the claims asserted against it in its currently outstanding legal proceedings and, with respect to such legal proceedings, intends to continue to defend itself vigorously, litigating or settling cases according to management’s judgment as to what is in the best interests of BB&T and its shareholders.

On a regular basis, liabilities and contingencies in connection with outstanding legal proceedings are assessed utilizing the latest information available. For those matters where it is probable that BB&T will incur a loss and the amount of the loss can be reasonably estimated, a liability is recorded in the consolidated financial statements. These legal reserves may be increased or decreased to reflect any relevant developments on at least a quarterly basis. For other matters, where a loss is not probable or the amount of the loss is not estimable, legal reserves are not accrued. While the outcome of legal proceedings is inherently uncertain, based on information currently available, advice of counsel and available insurance coverage, management believes that the established legal reserves are adequate and the liabilities arising from legal proceedings will not have a material adverse effect on the consolidated financial position, consolidated results of operations or consolidated cash flows. However, in the event of unexpected future developments, it is possible that the ultimate resolution of these matters, if unfavorable, may be material to the consolidated financial position, consolidated results of operations or consolidated cash flows of BB&T.

Pledged Assets

Certain assets were pledged to secure municipal deposits, securities sold under agreements to repurchase, borrowings and borrowing capacity, subject to any applicable asset discount, at the FHLB and FRB as well as for other purposes as required or permitted by law. The following table provides the total carrying amount of pledged assets by asset type, of which the majority are pursuant to agreements that do not permit the other party to sell or repledge the collateral. Assets related to employee benefit plans have been excluded from the following table.

	December 31,
	2016	2015
	(Dollars in millions)
Pledged securities	$15,549	$14,063
Pledged loans	75,015	69,070